SCUDDER
                                                                     INVESTMENTS


Scudder Retirement Fund, Series V, VI, VII

Scudder Worldwide 2004 Fund

Scudder Target 2010 Fund

Scudder Target 2011 Fund

Supplement to the currently effective Prospectus

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The following replaces the fee and expense information shown for each fund:


Scudder Retirement Fund, Series V

The table describes the fees and expenses that you may pay if you buy and hold fund shares.

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Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (% of offering
price)                                                              5.00%
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)                     None*
(% of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                      0.50%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                    0.25
--------------------------------------------------------------------------------
Other Expenses**                                                    0.33
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                   1.08
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see Special Features -- Large Order NAV Purchase Privilege) may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.20%, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.00%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

    Through September 30, 2003, Other Expenses are estimated to be 0.22% (annualized) and Total Annual Operating Expenses are estimated to be 0.97% (annualized). After September 30, 2003, Other Expenses and Total Annual Operating Expenses are estimated to be as shown in the table.

Example

Based on the costs above, this example helps you compare the expenses of the fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
       1 Year               3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
        $605                 $826                $1,066             $1,751
--------------------------------------------------------------------------------

Scudder Retirement Fund, Series VI

The table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (% of offering
price)                                                              5.00%
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)
(% of redemption proceeds)                                          None*
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                      0.50%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                    0.24
--------------------------------------------------------------------------------
Other Expenses**                                                    0.34
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                   1.08
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see Special Features -- Large Order NAV Purchase Privilege) may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.20%, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.00%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

    Through September 30, 2003, Other Expenses are estimated to be 0.23% (annualized) and Total Annual Operating Expenses are estimated to be 0.97% (annualized). After September 30, 2003, Other Expenses and Total Annual Operating Expenses are estimated to be as shown in the table.

Example

Based on the costs above, this example helps you compare the expenses of the fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
       1 Year               3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
        $605                 $826                $1,066             $1,751
--------------------------------------------------------------------------------

Scudder Retirement Fund, Series VII

The table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (% of offering
price)                                                              5.00%
-------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)
(% of redemption proceeds)                                          None*
-------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
-------------------------------------------------------------------------------
Management Fee                                                      0.50%
-------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                    0.22
-------------------------------------------------------------------------------
Other Expenses**                                                    0.34
-------------------------------------------------------------------------------
Total Annual Operating Expenses**                                   1.06
-------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see Special Features -- Large Order NAV Purchase Privilege) may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.20%, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.00%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

    Through September 30, 2003, Other Expenses are estimated to be 0.25% (annualized) and Total Annual Operating Expenses are estimated to be 0.97% (annualized). After September 30, 2003, Other Expenses and Total Annual Operating Expenses are estimated to be as shown in the table.

Example

Based on the costs above, this example helps you compare the expenses of the fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
       1 Year               3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
        $603                 $820                $1,056             $1,729
--------------------------------------------------------------------------------

Scudder Worldwide 2004 Fund

The table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (% of offering
price)                                                              5.00%
-------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)
(% of redemption proceeds)                                          None*
-------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
-------------------------------------------------------------------------------
Management Fee                                                      0.60%
-------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                    0.24
-------------------------------------------------------------------------------
Other Expenses**                                                    0.52
-------------------------------------------------------------------------------
Total Annual Operating Expenses**                                   1.36
-------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see Special Features -- Large Order NAV Purchase Privilege) may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.375%, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.20%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

    Through September 30, 2003, Other Expenses are estimated to be 0.45% (annualized) and Total Annual Operating Expenses are estimated to be 1.29% (annualized). After September 30, 2003, Other Expenses and Total Annual Operating Expenses are estimated to be as shown in the table.

Example

Based on the costs above, this example helps you compare the expenses of the fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
       1 Year               3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
        $632                 $909                $1,207             $2,053
--------------------------------------------------------------------------------

Scudder Target 2010 Fund

The table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (% of offering     5.00%
price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)                     None*
(% of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                      0.50%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                    0.25
--------------------------------------------------------------------------------
Other Expenses**                                                    0.29
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                   1.04
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see Special Features -- Large Order NAV Purchase Privilege) may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.20%, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.00%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

    Through September 30, 2003, Other Expenses are estimated to be 0.21% (annualized) and Total Annual Operating Expenses are estimated to be 0.96% (annualized). After September 30, 2003, Other Expenses and Total Annual Operating Expenses are estimated to be as shown in the table.

Example

Based on the costs above, this example helps you compare the expenses of the fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
       1 Year               3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
        $601                 $814                $1,045             $1,707
--------------------------------------------------------------------------------

Scudder Target 2011 Fund

The table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (% of offering     5.00%
price)
-------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)                     None*
(% of redemption proceeds)
-------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
-------------------------------------------------------------------------------
Management Fee                                                      0.50%
-------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                    0.25
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Other Expenses**                                                    0.30
-------------------------------------------------------------------------------
Total Annual Operating Expenses**                                   1.05
-------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see Special Features -- Large Order NAV Purchase Privilege) may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.20%, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.00%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

    Through September 30, 2003, Other Expenses are estimated to be 0.20% (annualized) and Total Annual Operating Expenses are estimated to be 0.95% (annualized). After September 30, 2003, Other Expenses and Total Annual Operating Expenses are estimated to be as shown in the table.\

Example

Based on the costs above, this example helps you compare the expenses of the fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
       1 Year               3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
        $602                 $817                $1,050             $1,718
--------------------------------------------------------------------------------

May 12, 2003